Trade Accounts and Notes Receivable - Summary of Trade Accounts and Notes Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current
Current trade accounts and notes receivable	₩ 9,702,142	₩ 9,978,939
Non-current
Non-current trade accounts and notes receivable	24,033	63,205
Gross amount [member]
Current
Trade accounts and notes receivable	8,695,788	9,266,729
Finance lease receivables	0	126
Unbilled Due from customers for contract work	1,340,146	1,027,039
Non-current
Trade accounts and notes receivable	68,342	113,370
Allowance for credit losses [member]
Current
Less: Allowance for doubtful accounts	(333,792)	(314,955)
Non-current
Less: Allowance for doubtful accounts	₩ (44,309)	₩ (50,165)